STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) (UNAUDITED) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2012	$ 3,800	$ 34,200	$ (84,774)	$ (46,774)
Beginning Balance, Shares at Dec. 31, 2012	3,800,000
Net (loss)			(17,616)	(17,616)
Ending Balance, Amount at Dec. 31, 2013	$ 3,800	$ 34,200	(102,390)	(64,390)
Ending Balance, Shares at Dec. 31, 2013	3,800,000
Net (loss)			(5,875)	(5,875)
Ending Balance, Amount at Dec. 31, 2014	$ 3,800	$ 34,200	(108,265)	(70,265)
Ending Balance, Shares at Dec. 31, 2014	3,800,000
Net (loss)			(3,908)	(3,908)
Ending Balance, Amount at Sep. 30, 2015	$ 3,800	$ 34,200	$ (112,173)	$ (74,173)
Ending Balance, Shares at Sep. 30, 2015	3,800,000